FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the year	$ 338	$ 365	$ 420
Profit / (loss) deferred on new transactions	341	247	257
(Profit) / loss recognized in the income statement	(417)	(279)	(293)
(Profit) / loss recognized in other comprehensive income			(23)
Foreign currency translation	(6)	6	4
Reserve balance at the end of the year	255	338	365
UBS AG
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the year	338	365	420
Profit / (loss) deferred on new transactions	341	247	257
(Profit) / loss recognized in the income statement	(417)	(279)	(293)
(Profit) / loss recognized in other comprehensive income			(23)
Foreign currency translation	(6)	6	4
Reserve balance at the end of the year	$ 255	$ 338	$ 365